Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	NOVO NORDISK A/S
Entity Address, Country	DK
Entity Address, Address Line One	Novo Allé
Entity Address, City or Town	Bagsværd
Entity Address, Postal Zip Code	DK-2880